UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  249 Royal Palm Way, Suite 403
          Palm Beach, FL 33480

Form 13F File Number: 028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

  /s/ Michael J. Dixon           Palm Beach, FL              10/26/2009
--------------------------     -------------------         -------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          147

Form 13F Information Table Value Total:  $   256,468
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

               COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
----------------------------------------  --------------- --------- ---------- --------------- -------- -------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                                       VALUE   SHRS OR SH/ PUT/ INVSTMT OTHER    ------------------
            NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000) PRN AMT PRN CALL DSCRTN  MANAGERS SOLE  SHARED OTHER
----------------------------------------  --------------- --------- ---------- ------- --- ---  ------- -------- ----- ------ -----
3M CO COM                               Common Stock      88579Y101     1,593   21,584  SH      Sole              21,584
ABBOTT LABORATORIES                     Common Stock      002824100     1,578   31,906  SH      Sole              31,906
ABIOMED, INC.                           Common Stock      003654100       184   19,000  SH      Sole              19,000
ACXIOM CORPORATION                      Common Stock      005125109       104   11,000  SH      Sole              11,000
AIRTRAN HLDGS INC COM                   Common Stock      00949P108       187   30,000  SH      Sole              30,000
AKAMAI TECHNOLOGIES COM                 Common Stock      00971T101       197   10,000  SH      Sole              10,000
ALCOA INC                               Common Stock      013817101     1,579  120,333  SH      Sole             120,333
ALLSCRIPTS HLTHCAR SOL COM              Common Stock      01988P108       284   14,000  SH      Sole              14,000
AMERICAN EXPRESS COMPANY                Common Stock      025816109     1,670   49,260  SH      Sole              49,260
AMGEN INC COM                           Common Stock      031162100       447    7,426  SH      Sole               7,426
AMYLIN PHARMACEUTICALS, INC.            Common Stock      032346108       178   13,000  SH      Sole              13,000
APACHE CORP COM                         Common Stock      037411105       660    7,185  SH      Sole               6,985         200
APPLIED MICRO CIRCUITS COM              Common Stock      03822W109       757   75,750  SH      Sole              75,750
AT&T INC COM                            Common Stock      00206R102       364   13,493  SH      Sole              13,493
AVIS BUDGET GROUP COM                   Common Stock      053774105       240   18,000  SH      Sole              18,000
AVON PRODUCTS INC COM                   Common Stock      054303102     1,880   55,368  SH      Sole              55,368
BAFFINLAND IRON MINES                   Common Stock      056620107        31   75,000  SH      Sole              75,000
BANK OF AMERICA CORP                    Common Stock      060505104       711   42,010  SH      Sole              41,010       1,000
BAXTER INTL INC COM                     Common Stock      071813109     1,134   19,900  SH      Sole              19,900
BB&T CP                                 Common Stock      054937107     1,298   47,645  SH      Sole              47,645
BECKMAN COULTER INC COM                 Common Stock      075811109       463    6,722  SH      Sole               6,722
BP PLC SPONSORED ADR                    Common Stock      055622104       208    3,912  SH      Sole               3,912
BRISTOL MYERS SQUIBB COM                Common Stock      110122108     1,438   63,837  SH      Sole              63,837
CALIFORNIA PIZZA KITCHEN INC            Common Stock      13054D109       308   19,745  SH      Sole              19,745
CATERPILLAR INC DEL COM                 Common Stock      149123101     1,657   32,285  SH      Sole              32,285
CHARDAN SOUTH CHINA ACQUISITIO          Common Stock      G04136100       431   40,000  SH      Sole              40,000
CHEVRON CORP                            Common Stock      166764100     1,296   18,403  SH      Sole              18,403
CHINA MOBILE LIMITED                    Common Stock      16941M109     1,445   29,425  SH      Sole              29,425
CIENA CORP COM                          Common Stock      171779309     1,130   69,429  SH      Sole              69,429
CISCO SYS INC COM                       Common Stock      17275R102       653   27,731  SH      Sole              27,131         600
CIT GROUP INC                           Common Stock      125581108        85   70,500  SH      Sole              70,500
CITIGROUP INC COM                       Common Stock      172967101        87   17,960  SH      Sole              17,960
CLEAR CHANNEL OUTDOOR CL A              Common Stock      18451C109       184   26,300  SH      Sole              26,300
COLGATE PALMOLIVE CO                    Common Stock      194162103     1,458   19,113  SH      Sole              19,113
COMPOSITE TECH CORP COM                 Common Stock      20461s108        94  218,400  SH      Sole             218,400
CONCURRENT COMPUTR NEW COM              Common Stock      206710204       315   69,000  SH      Sole              69,000
CONEXANT SYSTEMS INC COM                Common Stock      207142100       306  111,600  SH      Sole             111,600
CONOCOPHILLIPS COM                      Common Stock      20825C104     1,456   32,230  SH      Sole              32,130         100
CORNING INC COM                         Common Stock      219350105       211   13,750  SH      Sole              12,850         900
COVIDIEN LIMITED COM SHS ISIN           Common Stock      g2552x108       208    4,813  SH      Sole               4,813
CTC MEDIA, INC.                         Common Stock      12642X106       384   24,413  SH      Sole              24,413
DEERE & CO COM                          Common Stock      244199105     1,075   25,044  SH      Sole              25,044
DU PONT E I DE NEMOURS COM              Common Stock      263534109     1,663   51,750  SH      Sole              51,750
DYADIC INTL INC DEL COM                 Common Stock      26745T101        66   55,000  SH      Sole              55,000
E M C CORP MASS COM                     Common Stock      268648102       610   35,785  SH      Sole              35,785
E*TRADE FINANCIAL CORPORATION           Common Stock      269246104       122   70,000  SH      Sole              70,000
EMERSON ELEC CO COM                     Common Stock      291011104     1,319   32,900  SH      Sole              32,900
EV TX MGD GBL EQ INC                    Common Stock      27829F108       199   16,250  SH      Sole              16,250
EV3 INC.                                Common Stock      26928A200       416   33,770  SH      Sole              33,770
EXXON MOBIL CORP COM                    Common Stock      30231G102     1,128   16,448  SH      Sole              16,248         200
FORD MTR CO DEL COM PAR $0.01           Common Stock      345370860       127   17,625  SH      Sole              17,625
FOSTER WHEELER AG                       Common Stock      H27178104       305    9,565  SH      Sole               9,565
FTI CONSULTING INC COM                  Common Stock      302941109       394    9,252  SH      Sole               9,252
FUELCELL ENERGY, INC.                   Common Stock      35952H106       132   31,000  SH      Sole              31,000
GANNETT INC COM                         Common Stock      364730101       188   15,000  SH      Sole              15,000
GARMIN LTD.                             Common Stock      G37260109     1,370   36,300  SH      Sole              36,300
GENERAL ELEC CO COM                     Common Stock      369604103     2,095  127,563  SH      Sole             127,363         200
GERON CORP                              Common Stock      374163103       109   16,600  SH      Sole              16,600
GILEAD SCIENCES INC COM                 Common Stock      375558103       401    8,631  SH      Sole               8,331         300
GOOGLE INC CL A                         Common Stock      38259P508       553    1,115  SH      Sole               1,115
HA-LO INDS INC COM                      Common Stock      404429102         -   25,000  SH      Sole              25,000
HALLIBURTON CO                          Common Stock      406216101     1,879   69,289  SH      Sole              68,689         600
HANCOCK HLDG CO COM                     Common Stock      410120109     1,106   29,430  SH      Sole              29,430
HARLEY-DAVIDSON INC                     Common Stock      412822108     1,509   65,590  SH      Sole              65,590
HARRIS CP                               Common Stock      413875105     1,552   41,270  SH      Sole              41,270
HAWAIIAN ELEC INDS COM                  Common Stock      419870100       335   18,505  SH      Sole              18,505
HEALTHWAYS, INC.                        Common Stock      422245100       169   11,000  SH      Sole              11,000
HOME DEPOT INC                          Common Stock      437076102     1,675   62,877  SH      Sole              62,277         600
HUMAN GENOME SCIENCES COM               Common Stock      444903108     1,129   60,000  SH      Sole              60,000
HUNTSMAN CORP                           Common Stock      447011107       424   46,500  SH      Sole              46,500
I-FLOW CORP COM NEW                     Common Stock      449520303       216   19,000  SH      Sole              19,000
ICAD INC COM                            Common Stock      44934S107       201   93,299  SH      Sole              93,299
IMMERSION CORPORATION                   Common Stock      452521107       103   24,000  SH      Sole              24,000
IMPATH INC COM                          Common Stock      45255g101         -   31,500  SH      Sole              31,500
INTEL CORP COM                          Common Stock      458140100     1,779   90,882  SH      Sole              90,282         600
JOHNSON & JOHNSON COM                   Common Stock      478160104     2,065   33,921  SH      Sole              33,621         300
JPMORGAN & CHASE & CO COM               Common Stock      46625H100       270    6,168  SH      Sole               6,168
KIMBERLY CLARK                          Common Stock      494368103     1,322   22,406  SH      Sole              22,406
KRAFT FOODS INC CL A                    Common Stock      50075N104     1,684   64,120  SH      Sole              64,120
LEVEL 3 COMMUNICTIONS COM               Common Stock      52729N100       139  100,000  SH      Sole             100,000
LIBERTY GLOBAL INC COM SER C            Common Stock      530555309       329   14,645  SH      Sole              14,645
LUNA INOVATIONS                         Common Stock      550351100       133   61,904  SH      Sole              61,904
M G M MIRAGE                            Common Stock      552953101       313   26,000  SH      Sole              26,000
MACROVISION SOLUTIONS CORP COM          Common Stock      779376102       258    7,669  SH      Sole               7,669
MARATHON OIL CORP COM                   Common Stock      565849106     1,672   52,400  SH      Sole              52,400
MASTEC INC COM                          Common Stock      576323109       247   20,300  SH      Sole              20,300
MAXIM INTEGRATED PRODS INC              Common Stock      57772K101     1,549   85,370  SH      Sole              85,370
MBIA INC COM                            Common Stock      55262C100       178   23,000  SH      Sole              23,000
MCDONALDS CORPORATION                   Common Stock      580135101     1,034   18,118  SH      Sole              18,018         100
MEDICAL STAFFNG NTWK                    Common Stock      58463F104        53   97,225  SH      Sole              97,225
MERCK & CO INC COM                      Common Stock      589331107     1,398   44,213  SH      Sole              44,213
MGIC INVT CORP WIS COM                  Common Stock      552848103       263   35,500  SH      Sole              35,500
MICROSOFT CORP COM                      Common Stock      594918104       215    8,350  SH      Sole               7,850         500
MINATURA GOLD COM                       Common Stock      602521106        77   18,091  SH      Sole              18,091
MINDSPEED TECH INC COM                  Common Stock      602682106       102   35,467  SH      Sole              35,467
MYRIAD PHARMACEUTICALS, INC.            Common Stock      62856h107       113   19,275  SH      Sole              19,275
NATIONAL MED HLTH CARD COM NEW          Common Stock      636918302         -   30,000  SH      Sole              30,000
NATURAL RESOURCE PARTNERS               Common Stock      63900P103       280   13,395  SH      Sole              13,395
NEUROCRINE BIOSCIENCES                  Common Stock      64125C109        73   23,851  SH      Sole              23,851
NEW YORK CMNTY BANCORP COM              Common Stock      649445103     1,179  103,250  SH      Sole             103,250
NOKIA CORP SPONSORED ADR                Common Stock      654902204     1,102   75,405  SH      Sole              75,405
NORDSTROM INC                           Common Stock      655664100     1,427   46,725  SH      Sole              46,725
NORTHROP GRUMMAN CORP COM               Common Stock      666807102     1,491   28,807  SH      Sole              28,807
NUANCE COMMUNICATIONS COM               Common Stock      67020y100       226   15,107  SH      Sole              15,107
NUCOR CP                                Common Stock      670346105     1,089   23,155  SH      Sole              23,155
OMNICELL, INC.                          Common Stock      68213n109       123   11,000  SH      Sole              11,000
OPEN JOINT STOCK CO.-VIMPEL CO          Common Stock      68370R109       374   20,000  SH      Sole              20,000
PALL CORP COM                           Common Stock      696429307     1,472   45,610  SH      Sole              45,610
PAREXEL INTERNATIONAL CORPORAT          Common Stock      699462107       163   12,000  SH      Sole              12,000
PARTNERRE LTD COM                       Common Stock      G6852T105       478    6,215  SH      Sole               6,215
PEPSICO INC COM                         Common Stock      713448108     2,363   40,284  SH      Sole              39,884         400
PFIZER INC COM                          Common Stock      717081103       531   32,080  SH      Sole              31,080       1,000
PRICE T ROWE GROUP INC COM              Common Stock      74144T108       388    8,490  SH      Sole               8,490
PROCTER & GAMBLE CO COM                 Common Stock      742718109     1,680   29,008  SH      Sole              29,008
PROLOGIS                                Common Stock      743410102     2,088  175,180  SH      Sole             175,180
QWEST COMMUNICATIONS INTL INC           Common Stock      749121109     1,153  302,689  SH      Sole             302,689
REALNETWORKS INC.                       Common Stock      75605L104       141   38,000  SH      Sole              38,000
REGAL ENTMT GROUP CL A                  Common Stock      758766109     1,240  100,678  SH      Sole             100,678
RESEARCH FRONTIERS                      Common Stock      760911107       142   34,425  SH      Sole              34,425
ROYAL CARIBBEAN CRUISE COM              Common Stock      V7780T103       332   13,775  SH      Sole              13,775
RPM INTL INC COM                        Common Stock      749685103       307   16,625  SH      Sole              16,625
SATYAM COMPUTER SERV                    Common Stock      804098101       181   27,500  SH      Sole              27,500
SILICON GRAPHICS INTL CORP              Common Stock      82706L108       134   20,000  SH      Sole              20,000
SIRIUS XM RADIO INC COM                 Common Stock      82967N108       194  306,100  SH      Sole             306,100
SKYWORKS SOLUTIONS INC COM              Common Stock      83088M102       397   30,020  SH      Sole              30,020
SUN MICROSYSTEMS INC COM                Common Stock      866810203       668   73,500  SH      Sole              73,500
TD AMERITRADE HLDG CP COM               Common Stock      87236y108       196   10,000  SH      Sole              10,000
TELLABS INC COM                         Common Stock      879664100       268   38,683  SH      Sole              38,683
TENET HEALTHCARE CORP COM               Common Stock      88033G100       500   85,000  SH      Sole              85,000
TEVA PHARMACEUTCL INDS ADR              Common Stock      881624209       703   13,898  SH      Sole              13,898
TOMOTHERAPY INCORPORATED                Common Stock      890088107       186   43,000  SH      Sole              43,000
TUPPERWARE BRANDS CORPORATION           Common Stock      899896104     2,462   61,685  SH      Sole              61,685
TYCO INTL LTD NEW COM                   Common Stock      H89128104       666   19,317  SH      Sole              19,317
ULTRALIFE BATTERIES COM                 Common Stock      903899102       100   16,561  SH      Sole              16,561
UNION PACIFIC CORP                      Common Stock      907818108     1,578   27,038  SH      Sole              27,038
UNITED PARCEL SERVICE INC               Common Stock      911312106     1,458   25,825  SH      Sole              25,825
VALERO ENERGY CORP                      Common Stock      91913y100     1,122   57,850  SH      Sole              57,850
VALUECLICK INC COM                      Common Stock      92046N102       224   17,000  SH      Sole              17,000
VASCULAR SOLUTIONS INC COM              Common Stock      92231M109       158   19,100  SH      Sole              19,100
VERIZON COMMUNICATIONS COM              Common Stock      92343V104       277    9,138  SH      Sole               9,138
WALGREEN CO COM                         Common Stock      931422109     1,300   34,700  SH      Sole              34,700
WELLPOINT INC COM                       Common Stock      94973V107       237    5,000  SH      Sole               4,800         200
WINDSTREAM CORP COM                     Common Stock      97381W104       328   32,363  SH      Sole              32,363
WYETH COM                               Common Stock      983024100       205    4,225  SH      Sole               4,225
iPath VIX Short-Term Futures E          Common Stock      06740C527       277    5,545  SH      Sole               5,545
BARCLAYS BK PLC 6.40% CLBL 9/30/09      Preferred Stock   06739F390   150,626    7,420  SH      Sole               7,420
JOHN HANCOCK FD III                     Preferred Stock   41021P103     5,525      388  SH      Sole                 388